Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
As of January	$ 9,551,614	$ 7,705,942
Transfers from PPE (cost)	277
Impairment	(121,880)
Depreciation	(85,267)	(86,129)
Conversion effect (depreciation)	66,700	2,845
Conversion effect	(2,571,763)	(114,850)
Other increases (decreases)	3,444,313	2,043,806
Changes	732,380	1,845,672
As of December	10,283,994	9,551,614
Investment Property Land [Member]
Statement [Line Items]
As of January	7,113,560	5,693,446
Transfers from PPE (cost)	277
Impairment	(121,880)
Depreciation	0	0
Conversion effect (depreciation)	0	0
Conversion effect	(0)	(0)
Other increases (decreases)	2,528,154	1,502,451
Changes	547,469	1,420,114
As of December	7,661,029	7,113,560
Investment Property Buildings [Member]
Statement [Line Items]
As of January	2,438,054	2,012,496
Transfers from PPE (cost)	0
Impairment	0
Depreciation	(85,267)	(86,129)
Conversion effect (depreciation)	66,700	2,845
Conversion effect	(712,681)	(32,513)
Other increases (decreases)	916,159	541,355
Changes	184,911	425,558
As of December	2,622,965	2,438,054
Gross carrying amount [member]
Statement [Line Items]
As of January	10,460,259	8,531,303
As of December	11,211,206	10,460,259
Gross carrying amount [member] | Investment Property Land [Member]
Statement [Line Items]
As of January	7,113,560	5,693,446
As of December	7,661,029	7,113,560
Gross carrying amount [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January	3,346,699	2,837,857
As of December	3,550,177	3,346,699
Accumulated depreciation and amortisation [member]
Statement [Line Items]
As of January	(908,645)	(825,361)
As of December	(927,212)	(908,645)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
Statement [Line Items]
As of January	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January	(908,645)	(825,361)
As of December	$ (927,212)	$ (908,645)